Debt	6 Months Ended
Jun. 30, 2011
Debt
Debt

5. Debt

As of June 30, 2011, we had $406 million borrowed under our senior secured credit facility, with $70.4 million of that amount designated as a loan under the inventory sublimit. Additionally, we had $5.9 million in letters of credit outstanding. Due to the revolving nature of loans under our credit facility, additional borrowings and periodic repayments and re-borrowings may be made until the maturity date of June 30, 2015. The total amount available for borrowings at June 30, 2011 was $113.1 million under our credit facility.

We believe the amounts included in our balance sheet for debt outstanding under our senior secured credit facility approximate fair value as interest rates reflect current market rates. At June 30, 2011, $250 million of senior unsecured notes were outstanding, which had a fair value of approximately $248.8 million.

We believe we were in compliance with the financial covenants contained in our credit facility and indenture as of June 30, 2011.